Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the Company’s liabilities measured at fair value on a recurring basis:

	June 30, 2021
(dollars in thousands)	Level I	Level II	Level III	Total
Liabilities, at Fair Value
TRA liability	$—	$—	$102,791	$102,791
Warrant liability	25,829	—	14,600	40,429
Earnout Securities liability	—	—	954,247	954,247

Total Liabilities, at Fair Value	$25,829	$—	$1,071,638	$1,097,467

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following table sets for a summary of changes in the fair value of the Level III measurements for the three months ended June 30, 2021:

	Level III Liabilities
(dollars in thousands)	TRA Liability	Warrant Liability	Earnout Securities Liability	Total
Beginning balance	$—	$—	$—	$—
Impact of the Business Combination	101,645	9,131	491,277	602,053
Unrealized (gains) losses	1,146	5,469	462,970	469,585

Ending Balance	$102,791	$14,600	$954,247	$1,071,638

Net change in unrealized (gains) losses held as of the reporting date	$1,146	$5,469	$462,970	$469,585

The following table sets forth a summary of changes in the fair value of the Level III measurements for the six months ended June 30, 2021:

	Level III Liabilities
(dollars in thousands)	TRA Liability	Warrant Liability	Earnout Securities Liability	Total
Beginning balance	$—	$—	$—	$—
Impact of the Business Combination	101,645	9,131	491,277	602,053
Unrealized (gains) losses	1,146	5,469	462,970	469,585

Ending Balance	$102,791	$14,600	$954,247	$1,071,638

Net change in unrealized (gains) losses held as of the reporting date	$1,146	$5,469	$462,970	$469,585

The following table summarizes the quantitative inputs and assumptions used for the Company’s Level III measurements as of June 30, 2021:

	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input	Impact to Valuation from an Increase in Input
(dollars in thousands)
TRA liability	$102,791	Discounted cash flow	Discount rate	11%	Decrease
Warrant liability	14,600	Monte Carlo simulation	Volatility	18%	Increase
			Risk-free rate	1%	Increase
Earnout Securities liability	954,247	Monte Carlo simulation	Volatility	23%	Increase
			Risk-free rate	1%	Increase
			Discount for lack of marketability	10%	Decrease

Total Liabilities, at Fair Value	$1,071,638